Loans Payable (Tables)	6 Months Ended
Sep. 30, 2024
Miscellaneous non-current liabilities [Abstract]
Schedule of continuity of loans payable [Table Text Block]
Boden
Balance, March 31, 2023	$13,078
Interest	397
Foreign exchange movement	(287)
Balance, March 31, 2024	13,188
Interest	223
Repayment	(1,420)
Foreign exchange movement	686
Balance, September 30, 2024	12,677
Less: Current portion	(1,492)
Non-current portion	$11,185